Share-Based Compensation - Summary of Movements in Shares (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2019 shares
Disclosure of movement of potential shares [line items]
Performance based shares forfeited upon departure of certain beneficiaries	78,806
Performance based shares forfeited upon non-fulfilment of performance conditions	0
Performance share units (PSUs) [member]
Disclosure of movement of potential shares [line items]
Percentage of vesting multiplier	100.00%